Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 54,031,475	$ 35,049,717
Domestic customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	57,490,538	36,232,446
Domestic customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	53,653,649	34,034,116
Domestic customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	876,782	535,938
Domestic customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	384,335	110,911
Domestic customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	46,924	19,614
Domestic customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	2,528,848	1,531,867
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(3,459,063)	(1,182,729)
Export customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	47,227,606	33,332,696
Export customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	47,510,523	33,544,059
Export customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	41,549,673	30,346,622
Export customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	4,980,175	2,925,807
Export customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	12,227	73,026
Export customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	47,016	8,063
Export customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	921,432	190,541
Export customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ (282,917)	$ (211,363)